Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
The LTIP permits the granting of a variety of equity awards, including stock options. The Company has a long-standing practice whereby equity awards are generally granted to eligible employees, including executive officers, during an open trading window following the issuance of the Company’s annual earnings release. The Human Capital Management & Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options. Furthermore, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During Fiscal 2025, no stock options were granted to any of our named executive officers during the period beginning four business days before and ending one business day after the filing or furnishing of any Form
10-Q,
Form
10-K
or Form
8-K
that disclosed material nonpublic information.

Award Timing Method	The Human Capital Management & Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false